Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Developed technology and software under construction	Total
Acquisition value
At January 1, 2017	3,788	3,769	7,596	−	15,153
Additions	749	3,718	−	−	4,467
Acquisition of a subsidiary	115	242	18,433	−	18,790
Disposals	(159)	(143)	−	−	(302)
Transfer between accounts	−	(98)	−	−	(98)
Currency translation	−	(5)	(183)	−	(188)
Other	4	155	(251)	−	(92)
At December 31, 2017	4,497	7,638	25,595	−	37,730
Additions	554	807	32	951	2,344
Acquisition of a subsidiary	−	−	−	−	−
Disposals	(759)	(221)	−	−	(980)
Transfer between accounts	2	−	−	364	366
Currency translation	−	−	(48)	−	(48)
Other	−	17	−	−	17
At December 31, 2018	4,294	8,241	25,579	1,315	39,429
Additions	209	656	−	1,328	2,193
Acquisition of a subsidiary	38	214	3,048	9	3,309
Disposals	−	(45)	(32)	−	(77)
Transfer between accounts	(109)	1,601	−	(988)	504
Currency translation	1	(10)	86	20	97
Other	3	10	−	(32)	(19)
At December 31, 2019	4,436	10,667	28,681	1,652	45,436
in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Developed technology and software under construction	Total
Amortization
At January 1, 2017	(2,042)	(1,251)	(2,095)	−	(5,388)
Amortization charge for the year	(609)	(1,634)	(1,579)	−	(3,822)
Disposals	2	77	−	−	79
Transfer between accounts	−	98	−	−	98
Currency translation	−	4	45	−	49
Other	(117)	(279)	250	−	(146)
At December 31, 2017	(2,766)	(2,985)	(3,379)	−	(9,130)
Amortization charge for the year	(749)	(2,310)	(2,005)	−	(5,064)
Disposals	854	206	−	−	1,060
Transfer between accounts	−	−	−	−	−
Currency translation	−	1	22	−	23
Other	−	8	−	−	8
At December 31, 2018	(2,661)	(5,080)	(5,362)	−	(13,103)
Amortization charge for the year	(246)	(2,582)	(2,031)	−	(4,859)
Disposals	−	23	−	−	23
Transfer between accounts	109	(96)	−	−	13
Currency translation	−	(25)	(126)	−	(151)
Other	−	20	16	−	36
At December 31, 2019	(2,798)	(7,740)	(7,503)	−	(18,041)

Net carrying value
At December, 31 2019	1,638	2,927	21,178	1,652	27,395
At December, 31 2018	1,633	3,161	20,217	1,315	26,326
At December 31, 2017	1,731	4,653	22,216	−	28,600
At January, 1 2017	1,746	2,518	5,501	−	9,765